Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of goodwill	Goodwill
	Subscription and licensing business	Smart music learning business	Music events and performances business	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Cost and net carrying amount at January 1, 2020	—	—	—	—
Acquisition from business combinations (Note 8)	1,610	—	235,615	237,225
Cost and net carrying amount at December 31, 2020, January 1, 2021, and December 31, 2021	1,610	—	235,615	237,225
Acquisition from business combinations (Note 8)	—	764	—	764
Accumulated impairment loss	(1,610)	—	(235,615)	(237,225)
Cost and net carrying amount at December 31, 2022	—	764	—	764